UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/2012

The following N-CSR relates only to Dreyfus High Yield Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

FORM N-CSR

Item 1.      Reports to Stockholders.

e

Dreyfus
High Yield Fund

SEMIANNUAL REPORT June 30, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
29	Financial Highlights
32	Notes to Financial Statements
45	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
High Yield Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus HighYield Fund, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After posting sharp declines at the start of the reporting period, many investments gained value over the fall of 2011 and in early 2012, when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, stocks and higher yielding bonds gave back some of their previous gains, while yields of U.S. Treasury securities declined to levels not seen since the 1940s. In contrast, yields of money market instruments remained near historical lows as the Federal Reserve Board left its target for short-term interest rates unchanged and prevailing yields remained low.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, potentially setting the stage for a stronger economic rebound in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by Chris Barris, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus High Yield Fund’s Class A shares produced a total return of 6.61%, Class C shares returned 6.23% and Class I shares returned 6.57%.1 In comparison, the BofA Merrill Lynch U.S. HighYield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of 7.08% over the same period.2

High yield bonds generally rallied over the first half of 2012, as encouraging economic news fueled gains during the first quarter of the year, and robust demand for lower-rated securities helped the market hold up well in the second quarter when the economic climate weakened.The fund produced lower returns than its benchmark, primarily due to underweighted exposure to bonds issued by financial institutions and an overweighted position in bonds backed by cable television companies.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.

At least 80% of the fund’s assets are invested in fixed-income securities that are rated below investment grade (“high yield” or “junk” bonds) or are the unrated equivalent as determined by Dreyfus. Individual issues are selected based on careful credit analysis.We thoroughly analyze the business, management and financial strength of each of the companies whose bonds we buy, then project each issuer’s ability to repay its debt.

Macroeconomic Developments Fueled Market Volatility

The first quarter of 2012 began with a strong rally among high yield bonds stemming from robust U.S. employment gains and other encouraging domestic economic news. In addition, a quantitative easing program in Europe appeared to forestall a more severe banking crisis in the region, and monetary policymakers in China seemed to have

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

engineered a “soft landing” and lower inflation in a major engine of global growth. Consequently, investors grew more tolerant of risks, and they turned away from traditional safe havens, such as U.S. government securities, and toward riskier market sectors expected to benefit from better economic conditions.

However, these positive influences were called into question in the second quarter, when the U.S. labor market’s rebound slowed as the public sector shed jobs and employment gains in the private sector proved more anemic than expected. Meanwhile, proposed austerity programs to relieve fiscal pressures in Europe encountered political resistance, sparking worries that recent progress might be derailed. These headwinds triggered a renewed flight to perceived safe havens, sending yields of U.S.Treasury securities to record lows.

However, high yield securities held up relatively well in the second quarter, buoyed by robust demand from investors seeking competitively high levels of current income in a low interest-rate environment. In addition, the high yield market benefited from strong corporate earnings and lower-than-average default rates over the first half of the year. Technical factors also were favorable, as robust investor demand readily absorbed an increased supply of securities amid improved access to capital markets and greater refinancing activity among corporate issuers.

Fund Strategies Produced Mixed Results

The fund’s relative performance was undermined to a degree by our sector allocation strategy, which included relatively heavy exposure to bonds issued by cable television operators and generally light holdings of bonds from financial services companies. However, mild weakness in these areas was largely offset by underweighted exposure to and strong security selection in the energy and utilities sectors, which were hurt by plunging natural gas prices. Overweighted positions in the gaming and services sectors also contributed positively to relative performance.

In addition, the fund benefited from our allocations across the market’s credit quality spectrum. We emphasized B-rated securities over their higher quality BB-rated counterparts, a strategy that enabled the fund to participate more fully in strength toward the lower end of the range. We generally maintained a market-neutral weighting in the lower quality CCC rating tier.

Adjusting to a Changing Market Environment

Although we currently expect relatively strong corporate earnings over the foreseeable future, they may fall short of the levels attained in the global recovery during the fall of 2011. However, we expect technical factors to remain positive as individual and institutional investors reach for higher yields than are available from other fixed-income market sectors.

Therefore, we have adopted a somewhat less constructive investment posture, favoring traditionally defensive markets sectors—such as the services and packaging industries—that exhibit healthy balance sheets and strongly positive free cash flows. Conversely, we have maintained relatively light exposure to the utilities and energy sectors, which may continue to suffer from low commodity prices, and the financials sector, where risks emanating from the European debt crisis remain elevated. In our view, these are prudent strategies during a time of global economic uncertainty.

July 16, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The BofA Merrill Lynch U.S. HighYield Master II Constrained Index is an
unmanaged performance benchmark composed of U.S. dollar-denominated domestic andYankee bonds rated below investment grade with at least $100 million par amount outstanding and at least one year remaining to maturity. Bonds are capitalization-weighted.Total allocations to an issuer are capped at 2%.The index does not reflect fees and expenses to which the fund is subject.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Fund from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.88	$8.72	$3.60
Ending value (after expenses)	$1,066.10	$1,062.30	$1,065.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.77	$8.52	$3.52
Ending value (after expenses)	$1,020.14	$1,016.41	$1,021.38

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C and .70%
for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—90.0%	Rate (%)	Date	Amount ($)[a]		Value ($)
Aerospace & Defense—1.8%
Alion Science and Technology,
Sr. Scd. Notes	12.00	11/1/14	14,353		13,528
BE Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	2,900,000	[b]	3,219,000
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	3,550,000	[c]	3,967,125
CPI International,
Gtd. Notes	8.00	2/15/18	3,410,000		3,090,312
Dyncorp International,
Gtd. Notes	10.38	7/1/17	3,605,000		3,100,300
Kratos Defense & Security
Solutions, Sr. Scd. Notes	10.00	6/1/17	3,645,000		3,945,713
TransDigm,
Gtd. Notes	7.75	12/15/18	4,245,000		4,680,113
					22,016,091
Automotive—3.2%
Chrysler Group,
Scd. Notes	8.00	6/15/19	5,950,000	[b]	6,143,375
Ford Motor,
Sr. Unscd. Notes	7.45	7/16/31	10,215,000	[b]	12,845,363
Goodyear Tire & Rubber,
Gtd. Notes	8.25	8/15/20	4,025,000		4,281,594
Lear,
Gtd. Notes	7.88	3/15/18	2,355,000		2,611,106
Lear,
Gtd. Notes	8.13	3/15/20	2,265,000		2,548,125
Schaeffler Finance,
Sr. Scd. Notes	7.75	2/15/17	1,110,000	[c]	1,162,725
Schaeffler Finance,
Sr. Scd. Notes	8.50	2/15/19	1,000,000		1,070,950
Schaeffler Finance,
Sr. Scd. Notes	8.50	2/15/19	2,490,000	[c]	2,670,525
UCI International,
Gtd. Notes	8.63	2/15/19	5,010,000		5,066,363
					38,400,126

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Banks—1.8%
Bank of America,
Jr. Sub. Bonds, Sr. K		8.00	12/29/49	4,195,000	[d]	4,374,731
BNP Paribas,
Jr. Sub. Notes		5.19	6/29/49	3,435,000	[c,d]	2,988,450
HBOS Capital Funding,
Gtd. Bonds		6.07	6/29/49	4,331,000	[c,d]	2,858,460
Lloyds TSB Bank,
Sub. Notes	GBP	10.75	12/16/21	1,500,000	[d]	2,478,426
RBS Capital Trust I,
Bank Gtd. Notes		5.51	9/29/49	9,380,000	[d]	5,628,000
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	3,010,000	[d]	3,151,937
						21,480,004
Building Materials—.7%
Building Materials Corp. of
America, Sr. Notes		6.75	5/1/21	4,745,000	[c]	5,089,012
Ply Gem Industries,
Sr. Scd. Notes		8.25	2/15/18	2,085,000	[b]	2,053,725
Roofing Supply Group,
Gtd. Notes		10.00	6/1/20	1,015,000	[c]	1,065,750
						8,208,487
Chemicals—2.2%
Hexion U.S. Finance/Nova Scotia,
Scd. Notes		9.00	11/15/20	3,865,000		3,352,887
Huntsman International,
Gtd. Notes		8.63	3/15/20	4,500,000	[b]	5,073,750
Ineos Finance,
Sr. Scd. Notes		7.50	5/1/20	1,225,000	[c]	1,240,312
Ineos Finance,
Sr. Scd. Bonds		8.38	2/15/19	3,240,000	[c]	3,361,500
Ineos Group Holdings,
Scd. Notes		8.50	2/15/16	4,125,000	[b,c]	3,805,312
OXEA Finance,
Sr. Scd. Notes		9.50	7/15/17	4,350,000	[c]	4,643,625
Polyone,
Sr. Unscd. Notes		7.38	9/15/20	4,600,000		4,899,000
						26,376,386

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Construction Machinery—1.3%
Ashtead Capital,
Scd. Notes	9.00	8/15/16	1,500,000	[c]	1,561,875
Manitowoc,
Gtd. Notes	8.50	11/1/20	4,430,000	[b]	4,806,550
Manitowoc,
Gtd. Notes	9.50	2/15/18	1,240,000		1,364,000
UR Merger Sub,
Gtd. Notes	7.38	5/15/20	5,170,000	[c]	5,415,575
UR Merger Sub,
Gtd. Notes	9.25	12/15/19	2,715,000		3,027,225
					16,175,225
Consumer Cyclical—3.4%
Brickman Group Holdings,
Sr. Notes	9.13	11/1/18	6,863,000	[c]	6,725,740
Garda World Security,
Sr. Unscd. Notes	9.75	3/15/17	4,485,000	[c]	4,787,737
Geo Group,
Gtd. Notes	6.63	2/15/21	3,000,000		3,112,500
Goodman Networks,
Sr. Scd. Notes	12.13	7/1/18	2,725,000	[c]	2,813,562
Mobile Mini,
Gtd. Notes	7.88	12/1/20	5,800,000		6,162,500
Reliance
Intermediate Holdings,
Sr. Scd. Notes	9.50	12/15/19	5,580,000	[c]	6,165,900
ServiceMaster,
Gtd. Notes	8.00	2/15/20	715,000		782,031
West,
Gtd. Notes	7.88	1/15/19	3,250,000		3,412,500
West,
Gtd. Notes	8.63	10/1/18	6,645,000		7,076,925
					41,039,395
Consumer Products—1.0%
Good Sam Enterprises,
Sr. Scd. Notes	11.50	12/1/16	4,695,000		4,912,144
Libbey Glass,
Gtd. Notes	6.88	5/15/20	3,250,000	[c]	3,355,625

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Products (continued)
Mead Prods/Acco Brands
Gtd. Notes	6.75	4/30/20	3,390,000	[c]	3,593,400
					11,861,169
Distributors—.7%
Ferrellgas,
Sr. Unscd. Notes	9.13	10/1/17	2,500,000		2,625,000
Inergy Finance,
Gtd. Notes	7.00	10/1/18	5,700,000		5,899,500
					8,524,500
Diversified Manufacturing—1.8%
Dynacast International,
Scd. Notes	9.25	7/15/19	5,875,000	[c]	6,124,687
Griffon,
Gtd. Notes	7.13	4/1/18	6,080,000		6,201,600
RBS Global/Rexnord,
Gtd. Notes	8.50	5/1/18	4,145,000		4,518,050
Tomkins,
Scd. Notes	9.00	10/1/18	4,433,000	[d]	4,953,878
					21,798,215
Electric Utilities—3.6%
AES,
Sr. Unscd. Notes	7.38	7/1/21	5,735,000	[c]	6,408,862
AES,
Sr. Unscd. Notes	8.00	10/15/17	2,500,000		2,856,250
AES,
Sr. Unscd. Notes	9.75	4/15/16	3,765,000		4,480,350
Calpine,
Sr. Scd. Notes	7.25	10/15/17	1,380,000	[c]	1,490,400
Calpine,
Sr. Scd. Notes	7.50	2/15/21	5,740,000	[c]	6,227,900
Calpine,
Sr. Scd. Notes	7.88	1/15/23	5,275,000	[c]	5,776,125
GenOn Energy,
Sr. Unscd. Notes	9.50	10/15/18	6,675,000		6,633,281
North American Energy Alliance,
Scd. Notes	10.88	6/1/16	2,935,000		3,235,837
NRG Energy,
Gtd. Notes	7.63	5/15/19	5,575,000		5,672,563
					42,781,568

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy—5.1%
Antero
Resources Finance,
Gtd. Notes	7.25	8/1/19	4,125,000		4,290,000
Berry Petroleum,
Sr. Unscd. Notes	6.38	9/15/22	2,790,000		2,887,650
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	1,280,000	[b]	1,273,600
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	5,925,000		6,413,812
Continental Resources,
Gtd. Notes	5.00	9/15/22	2,625,000	[c]	2,667,656
Continental Resources,
Gtd. Notes	7.13	4/1/21	3,160,000		3,539,200
Everest Acquisition,
Sr. Scd. Notes	6.88	5/1/19	3,670,000	[c]	3,839,737
Everest Acquisition,
Sr. Unscd. Notes	9.38	5/1/20	1,285,000	[c]	1,333,187
Halcon Resources,
Gtd. Notes	9.75	7/15/20	2,565,000	[c]	2,530,270
Kodiak Oil & Gas,
Gtd. Notes	8.13	12/1/19	5,130,000	[c]	5,290,313
MEG Energy,
Gtd. Notes	6.50	3/15/21	6,315,000	[c]	6,480,769
Northern Oil and Gas,
Gtd. Notes	8.00	6/1/20	5,635,000	[c]	5,635,000
Oasis Petroleum,
Gtd. Notes	6.50	11/1/21	1,165,000		1,159,175
Oasis Petroleum,
Gtd. Notes	6.88	1/15/23	2,330,000		2,344,563
Oasis Petroleum,
Gtd. Notes	7.25	2/1/19	5,680,000		5,850,400
OGX Austria,
Gtd. Notes	8.38	4/1/22	3,395,000	[c]	2,936,675
Range Resources,
Gtd. Notes	5.00	8/15/22	3,170,000		3,134,338
					61,606,345
Entertainment—1.0%
AMC Entertaiment,
Gtd. Notes	9.75	12/1/20	4,685,000		5,083,225

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Entertainment (continued)
Cinemark USA,
Gtd. Notes	7.38	6/15/21	4,200,000	[b]	4,578,000
Palace Entertainment Holdings,
Sr. Scd. Notes	8.88	4/15/17	2,015,000	[c]	2,115,750
					11,776,975
Environmental—.6%
Casella Waste Systems,
Gtd. Notes	7.75	2/15/19	6,900,000		6,831,000
Finance Companies—6.5%
Ally Financial,
Gtd. Notes	7.50	9/15/20	5,180,000		5,840,450
Ally Financial,
Gtd. Notes	8.00	11/1/31	4,915,000		5,787,412
Ally Financial,
Gtd. Notes	8.30	2/12/15	4,600,000		5,025,500
CIT Group,
Sr. Unscd. Notes	5.25	3/15/18	3,635,000		3,757,681
CIT Group,
Sr. Unscd. Notes	5.50	2/15/19	16,435,000	[c]	16,928,050
FTI Consulting,
Gtd. Notes	6.75	10/1/20	4,705,000		4,987,300
HSBC Finance
Capital Trust IX,
Gtd. Notes	5.91	11/30/35	2,825,000	[d]	2,666,094
Icahn Enterprises Finance,
Gtd. Notes	8.00	1/15/18	6,995,000		7,467,163
International Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	4,500,000		5,164,529
International Lease Finance,
Sr. Unscd. Notes	8.63	9/15/15	8,831,000	[d]	9,791,371
International Lease Finance,
Sr. Unscd. Notes	8.63	1/15/22	2,545,000		2,960,018
International Lease Finance,
Sr. Unscd. Notes	8.88	9/1/17	2,350,000		2,661,375
SLM,
Sr. Unscd. Notes	8.45	6/15/18	4,300,000		4,837,500
					77,874,443

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Food & Beverages—2.6%
Aramark Holdings,
Sr. Unscd. Notes	8.63	5/1/16	5,645,000	[b,c]	5,793,238
Constellation Brands,
Gtd. Notes	6.00	5/1/22	2,590,000		2,790,725
Dean Foods,
Gtd. Notes	7.00	6/1/16	2,334,000	[b]	2,491,545
Del Monte Foods,
Gtd. Notes	7.63	2/15/19	7,430,000		7,532,162
JBS USA,
Sr. Unscd. Notes	8.25	2/1/20	1,400,000	[c]	1,365,000
Michael Foods Group,
Gtd. Notes	9.75	7/15/18	5,955,000		6,565,388
Post Holdings,
Gtd. Notes	7.38	2/15/22	4,365,000	[b,c]	4,615,988
					31,154,046
Gaming—3.2%
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	5,210,000		5,600,750
Boyd Gaming,
Gtd. Notes	9.00	7/1/20	2,015,000	[c]	2,030,112
Caesars Entertainment Operating,
Sr. Scd. Notes	11.25	6/1/17	3,605,000		3,951,981
Codere Finance Luxembourg,
Sr. Scd. Notes	9.25	2/15/19	2,650,000	[c]	1,881,500
Host Hotels and Resorts,
Sr. Unscd. Notes	6.00	10/1/21	2,590,000		2,855,475
MGM Resorts International,
Gtd. Notes	10.00	11/1/16	4,360,000		4,850,500
MGM Resorts International,
Gtd. Notes	11.38	3/1/18	6,815,000		8,058,737
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	3,215,000		3,576,688
Pinnacle Entertainment,
Gtd. Notes	8.75	5/15/20	2,580,000		2,838,000
ROC Finance,
Scd. Notes	12.13	9/1/18	2,550,000	[c]	2,881,500
					38,525,243

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care—6.5%
Accellent,
Gtd. Notes	10.00	11/1/17	3,820,000		3,227,900
American Renal Associates
Holdings, Sr. Unscd. Notes	9.75	3/1/16	2,733,883		2,918,420
American Renal Holdings,
Sr. Scd. Notes	8.38	5/15/18	2,455,000		2,608,437
Biomet,
Gtd. Notes	11.63	10/15/17	5,625,000		6,096,094
CHS/Community Health Systems,
Gtd. Notes	8.00	11/15/19	3,425,000		3,664,750
CHS/Community Health Systems,
Gtd. Notes	8.88	7/15/15	1,006,000		1,033,665
DaVita,
Gtd. Notes	6.63	11/1/20	3,800,000		3,980,500
Emergency Medical Services,
Gtd. Notes	8.13	6/1/19	4,070,000		4,268,412
Fresenius Medical Care II,
Gtd. Notes	5.63	7/31/19	1,275,000	[c]	1,332,375
Fresenius Medical Care,
Gtd. Notes	6.50	9/15/18	3,610,000	[c]	3,943,925
HCA Holdings,
Sr. Unscd. Notes	7.75	5/15/21	7,335,000		7,903,462
HCA,
Sr. Scd. Notes	7.25	9/15/20	8,310,000		9,182,550
Health Management Associates,
Sr. Scd. Notes	6.13	4/15/16	1,120,000		1,192,800
Health Management Associates,
Sr. Unscd. Notes	7.38	1/15/20	1,315,000	[c]	1,405,406
Healthsouth,
Gtd. Notes	7.75	9/15/22	2,640,000		2,844,600
Iasis Healthcare,
Gtd. Notes	8.38	5/15/19	2,835,000		2,820,825
Physio-Control International,
Sr. Scd. Notes	9.88	1/15/19	7,095,000	[c]	7,591,650
STHI Holding,
Sr. Scd. Notes	8.00	3/15/18	2,175,000	[c]	2,310,937
Tenet Healthcare,
Sr. Scd. Notes	6.25	11/1/18	6,410,000		6,810,625

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care (continued)
Tenet Healthcare,
Sr. Scd. Notes	8.88	7/1/19	460,000		518,650
United Surgical Partners International,
Sr. Unscd. Notes	9.00	4/1/20	1,990,000	[c]	2,119,350
					77,775,333
Home Construction—1.8%
Shea Homes Funding,
Sr. Scd. Notes	8.63	5/15/19	7,765,000		8,386,200
Standard Pacific,
Gtd. Notes	8.38	5/15/18	4,970,000		5,454,575
Taylor Morrison Communities,
Gtd. Notes	7.75	4/15/20	5,095,000	[c]	5,337,013
Toll Brothers Finance,
Gtd. Notes	5.88	2/15/22	2,430,000		2,560,447
					21,738,235
Industrial Services—2.1%
Hillman Group,
Gtd. Notes	10.88	6/1/18	4,970,000		5,280,625
Mueller Water Products,
Gtd. Notes	7.38	6/1/17	3,225,000		3,241,125
Mueller Water Products,
Gtd. Notes	8.75	9/1/20	2,034,000		2,267,910
Rexel,
Gtd. Notes	6.13	12/15/19	6,030,000	[c]	6,097,838
Wireco WorldGroup,
Gtd. Notes	9.50	5/15/17	8,680,000		8,810,200
					25,697,698
Insurance—1.3%
Amerigroup,
Sr. Unscd. Notes	7.50	11/15/19	1,775,000		1,917,000
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	8,436,000	[c]	8,636,355
USI Holdings,
Sr. Sub. Notes	9.75	5/15/15	3,605,000	[c]	3,636,544
ZFS Finance (USA) Trust V,
Jr. Sub. Bonds	6.50	5/9/67	2,000,000	[c,d]	1,970,000
					16,159,899

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Media Cable—3.7%
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	2,435,000		2,727,200
CCH II Capital,
Gtd. Notes		13.50	11/30/16	2,604,136		2,910,122
CCO Holdings,
Gtd. Notes		6.63	1/31/22	1,835,000		1,972,625
CCO Holdings,
Gtd. Notes		7.38	6/1/20	2,525,000		2,786,969
Cequel Communications
Holdings I,
Sr. Unscd. Notes		8.63	11/15/17	6,641,000	[c]	7,188,882
Dish DBS,
Gtd. Notes		7.13	2/1/16	5,040,000		5,556,600
Ono Finance II,
Gtd. Notes		10.88	7/15/19	535,000	[c]	417,300
UnityMedia Hessen,
Sr. Scd. Notes		7.50	3/15/19	6,600,000	[c]	7,029,000
Unitymedia,
Sr. Notes	EUR	9.63	12/1/19	3,375,000		4,666,145
UPCB Finance,
Sr. Scd. Notes		7.25	11/15/21	3,790,000	[c]	3,979,500
Videotron,
Gtd. Notes		5.00	7/15/22	4,750,000	[c]	4,845,000
						44,079,343
Media Non-Cable—5.3%
Allbritton Communications,
Sr. Unscd. Notes		8.00	5/15/18	5,505,000		5,780,250
AMC Networks,
Gtd. Notes		7.75	7/15/21	3,195,000	[c]	3,538,462
Cenveo,
Scd. Notes		8.88	2/1/18	3,800,000	[b]	3,420,000
Clear Channel Communications,
Sr. Scd. Notes		9.00	3/1/21	2,570,000		2,248,750
Clear Channel Worldwide,
Gtd. Notes		7.63	3/15/20	625,000	[c]	601,562
Clear Channel Worldwide,
Gtd. Notes		7.63	3/15/20	4,355,000	[c]	4,278,787
Cumulus Media Holdings,
Gtd. Notes		7.75	5/1/19	5,025,000	[b]	4,761,187

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Media Non-Cable (continued)
Gray Television,
Scd. Notes	10.50	6/29/15	6,500,000	[b]	6,792,500
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	5,010,000		5,473,425
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	8,835,000	[c]	9,320,925
Intelsat Luxembourg,
Gtd. Notes	11.25	2/4/17	7,335,000		7,582,556
Nexstar/Mission Broadcasting,
Scd. Notes	8.88	4/15/17	523,000		555,034
Salem Communications,
Scd. Notes	9.63	12/15/16	4,868,000		5,397,395
Sinclair Television Group,
Scd. Notes	9.25	11/1/17	3,885,000	[c]	4,312,350
					64,063,183
Metals & Mining—2.9%
American Rock Salt,
Scd. Notes	8.25	5/1/18	2,090,000	[c]	1,818,300
Calcipar,
Sr. Scd. Notes	6.88	5/1/18	4,465,000	[c]	4,420,350
FMG Resources August 2006,
Sr. Unscd. Notes	6.88	4/1/22	3,050,000	[b,c]	3,080,500
FMG Resources August 2006,
Gtd. Notes	8.25	11/1/19	5,905,000	[c]	6,288,825
Global Brass and Copper,
Sr. Scd. Notes	9.50	6/1/19	1,905,000	[c]	1,919,287
JMC Steel Group,
Sr. Notes	8.25	3/15/18	4,870,000	[c]	4,857,825
Murray Energy,
Scd. Notes	10.25	10/15/15	3,015,000	[c]	2,660,738
Severstal Columbus,
Sr. Scd. Notes	10.25	2/15/18	9,750,000		9,810,938
					34,856,763
Oil Field Services—4.0%
Dresser-Rand Group,
Gtd. Notes	6.50	5/1/21	3,565,000		3,716,512
McJunkin Red Man,
Sr. Scd. Notes	9.50	12/15/16	6,405,000		6,949,425

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Oil Field Services (continued)
Offshore Group Investment,
Sr. Scd. Notes		11.50	8/1/15	2,285,000	[c]	2,490,650
Offshore Group Investments,
Sr. Scd. Notes		11.50	8/1/15	7,741,000		8,437,690
Precision Drilling,
Gtd. Notes		6.50	12/15/21	745,000		763,625
Precision Drilling,
Gtd. Notes		6.63	11/15/20	5,170,000		5,350,950
Trinidad Drilling,
Sr. Unscd. Notes		7.88	1/15/19	5,025,000	[c]	5,364,188
Unit,
Gtd. Notes		6.63	5/15/21	8,750,000		8,750,000
Welltec,
Sr. Scd. Notes		8.00	2/1/19	5,885,000	[c]	5,679,025
						47,502,065
Packaging—5.3%
AEP Industries,
Sr. Unscd. Notes		8.25	4/15/19	3,020,000		3,155,900
ARD Finance,
Sr. Scd. Notes		11.13	6/1/18	4,865,844	[b,c]	4,549,564
Ardagh Packaging Finance,
Sr. Scd. Notes		7.38	10/15/17	5,450,000	[c]	5,817,875
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	2,080,000	[c]	2,194,400
Ardagh Packaging Finance,
Sr. Scd. Notes	EUR	9.25	10/15/20	2,000,000		2,559,479
Beverage Packaging
Holdings Luxembourg II,
Gtd. Notes	EUR	8.00	12/15/16	950,000		1,142,116
BWAY Holding,
Gtd. Notes		10.00	6/15/18	2,380,000		2,629,900
BWAY Parent,
Sr. Unscd. Notes		10.13	11/1/15	6,275,283		6,400,789
Cons CNT,
Gtd. Notes		10.13	7/15/20	3,715,000	[c]	3,845,025
Plastipak Holdings,
Sr. Notes		10.63	8/15/19	3,240,000	[c]	3,689,550
Reynolds Group,
Sr. Scd. Notes	EUR	7.75	10/15/16	330,000	[d]	436,409

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Packaging (continued)
Reynolds Group,
Sr. Scd. Notes	7.88	8/15/19	6,205,000	[c]	6,747,938
Reynolds Group,
Gtd. Notes	8.50	5/15/18	7,955,000	[c,d]	7,835,675
Reynolds Group,
Gtd. Notes	9.88	8/15/19	610,000	[c]	633,638
Reynolds Group,
Gtd. Notes	9.88	8/15/19	2,900,000	[c]	3,012,375
Sealed Air,
Gtd. Notes	8.13	9/15/19	6,870,000	[c]	7,694,400
Sealed Air,
Gtd. Notes	8.38	9/15/21	1,095,000	[c]	1,242,825
					63,587,858
Paper—.2%
Sappi Papier Holding,
Sr. Scd. Notes	7.75	7/15/17	1,030,000	[c]	1,046,737
Sappi Papier Holding,
Sr. Scd. Notes	8.38	6/15/19	895,000	[c]	899,475
					1,946,212
Pipelines—1.1%
El Paso,
Sr. Unscd. Notes	6.50	9/15/20	3,524,000		3,878,250
El Paso,
Sr. Unscd. Notes	7.80	8/1/31	1,665,000		1,877,081
MarkWest Energy Partners,
Gtd. Notes	6.25	6/15/22	1,700,000		1,759,500
Targa Resources Partners,
Gtd. Notes	6.88	2/1/21	5,300,000		5,538,500
					13,053,331
Retailers—2.1%
J Crew Group,
Gtd. Notes	8.13	3/1/19	5,295,000	[b]	5,493,563
QVC,
Sr. Scd. Notes	7.38	10/15/20	2,435,000	[c]	2,698,735
QVC,
Sr. Scd. Notes	7.50	10/1/19	4,450,000	[c]	4,942,063
Rite Aid,
Gtd. Notes	9.50	6/15/17	9,269,000	[b]	9,523,898

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Retailers (continued)
Rite Aid,
Scd. Notes	10.38	7/15/16	2,780,000		2,955,488
					25,613,747
Technology—5.8%
Cardtronics,
Gtd. Notes	8.25	9/1/18	6,030,000		6,663,150
CDW Finance,
Sr. Scd. Notes	8.00	12/15/18	4,890,000	[d]	5,330,100
CDW Finance,
Gtd. Notes	8.50	4/1/19	1,714,000		1,833,980
Ceridian,
Scd. Notes	8.88	7/15/19	2,050,000	[c]	2,124,312
Ceridian,
Gtd. Notes	11.25	11/15/15	1,250,000	[d]	1,206,250
Ceridian,
Gtd. Notes	12.25	11/15/15	4,196,490	[b]	4,091,578
CommScope,
Gtd. Notes	8.25	1/15/19	7,415,000	[c]	7,878,437
Epicor Software,
Gtd. Notes	8.63	5/1/19	6,890,000		7,062,250
Equinix,
Sr. Unscd. Notes	7.00	7/15/21	200,000		220,500
Fidelity National
Information Services,
Gtd. Notes	5.00	3/15/22	4,265,000	[c]	4,360,962
First Data,
Sr. Scd. Notes	7.38	6/15/19	3,385,000	[c]	3,469,625
First Data,
Scd. Notes	8.25	1/15/21	904,000	[c]	908,520
First Data,
Scd. Notes	8.75	1/15/22	3,000,000	[c]	3,037,500
First Data,
Gtd. Notes	9.88	9/24/15	258,000		261,225
First Data,
Gtd. Notes	9.88	9/24/15	480,000	[b]	488,400
First Data,
Gtd. Notes	10.55	9/24/15	2,585,000		2,656,087
Interactive Data,
Gtd. Notes	10.25	8/1/18	3,995,000		4,444,438

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Technology (continued)
Lawson Software,
Sr. Notes	EUR	10.00	4/1/19	2,540,000	[c]	3,318,843
Sophia,
Gtd. Notes		9.75	1/15/19	3,405,000	[c]	3,634,837
Sungard Data Systems,
Gtd. Notes		7.38	11/15/18	3,010,000		3,243,275
TransUnion Holding,
Sr. Unscd. Notes		9.63	6/15/18	2,960,000	[c]	3,211,600
						69,445,869
Transportation Services—1.9%
American Petroleum Tankers Parent,
Sr. Scd. Notes		10.25	5/1/15	4,287,000		4,490,632
Marquette Transportation Finance,
Scd. Notes		10.88	1/15/17	6,565,000		6,942,488
Navios Maritime Acquisition,
Sr. Scd. Notes		8.63	11/1/17	2,500,000		2,337,500
Navios Maritime Holdings,
Sr. Scd. Notes		8.88	11/1/17	2,005,000	[b]	2,030,062
Navios South American Logistics,
Gtd. Notes		9.25	4/15/19	3,015,000	[b]	2,788,875
Ultrapetrol Bahamas,
First Mortgage Notes		9.00	11/24/14	4,872,000		4,141,200
						22,730,757
Wireless Communications—3.4%
Digicel,
Sr. Unscd. Notes		8.25	9/1/17	2,955,000	[c]	3,036,262
Digicel Group,
Sr. Unscd. Notes		8.88	1/15/15	6,800,000	[c]	6,902,000
Digicel Group,
Sr. Unscd. Notes		9.13	1/15/15	3,542,457	[c]	3,595,594
Digicel Group,
Sr. Unscd. Notes		10.50	4/15/18	1,408,000	[c]	1,485,440
Eileme 2 AB,
Gtd. Notes		11.63	1/31/20	4,235,000	[c]	4,383,225
Nextel Communications,
Gtd. Notes, Ser. E		6.88	10/31/13	918,000	[b]	926,032
Nextel Communications,
Gtd. Notes, Ser. D		7.38	8/1/15	2,950,000		2,968,438

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Wireless Communications
(continued)
NII Capital,
Gtd. Notes	7.63	4/1/21	921,000		794,363
Sprint Capital,
Gtd. Notes	8.75	3/15/32	3,180,000		2,909,700
Sprint Nextel,
Gtd. Notes	7.00	3/1/20	3,870,000	[c]	4,034,475
Sprint Nextel,
Gtd. Notes	9.00	11/15/18	5,185,000	[c]	5,807,200
Sprint Nextel,
Sr. Unscd. Notes	11.50	11/15/21	1,300,000	[c]	1,452,750
Wind Acquisition Finance,
Sr. Scd. Notes	7.25	2/15/18	3,215,000	[c]	2,829,200
					41,124,679
Wireline
Communications—2.1%
Cincinnati Bell,
Gtd. Notes	8.38	10/15/20	4,545,000		4,647,262
Level 3 Financing,
Gtd. Notes	8.63	7/15/20	8,100,000		8,545,500
Sable International Finance,
Sr. Scd. Notes	8.75	2/1/20	4,990,000	[b,c]	5,364,250
Windstream,
Gtd. Notes	7.75	10/15/20	5,895,000		6,278,175
Zayo Escrow,
Sr. Scd. Notes	8.13	1/1/20	575,000	[c]	603,751
					25,438,938
Total Bonds and Notes
(cost $1,048,532,221)					1,081,243,128

Preferred Stocks—.4%	Shares		Value ($)
Special Purpose Entity
GMAC Capital Trust I,
Ser. 2, Cum., $2.41
(cost $4,475,208)	172,552	[d]	4,149,876

Common Stocks—.0%
Automobiles
Motors Liquidation Company GUC Trust
(cost $0)	7,762	[e]	95,085
	Number of
Warrants—.0%	Warrants		Value ($)
Automobiles—.0%
General Motors (7/10/16)	1	[e]	11
General Motors (7/10/19)	734	[e]	4,977
Total Common Stocks
(cost $0)			4,988
	Principal
Short-Term Investments—.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.11%, 8/16/12
(cost $69,990)	70,000		69,996

Other Investment—6.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $81,681,933)	81,681,933	[f]	81,681,933

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—5.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $69,718,537)	69,718,537[f]	69,718,537
Total Investments (cost $1,204,477,889)	103.0%	1,236,963,543
Liabilities, Less Cash and Receivables	(3.0%)	(35,987,702)
Net Assets	100.0%	1,200,975,841

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
GBP—British Pound
b Security, or portion thereof, on loan.At June 30, 2012, the value of the fund’s securities on loan was $67,230,468 and the value of the collateral held by the fund was $69,718,537.
c Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2012, these securities were valued at $418,386,835 or 34.8% of net assets.
d Variable rate security—interest rate subject to periodic change.
e Non-income producing security.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Corporate Bonds	90.0	Common Stocks	.0
Short-Term/		Warrants	.0
Money Market Investments	12.6
Preferred Stocks	.4		103.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $67,230,468)—Note 1(c):
Unaffiliated issuers		1,053,077,419	1,085,563,073
Affiliated issuers		151,400,470	151,400,470
Cash denominated in foreign currencies		50,640	50,784
Receivable for shares of Beneficial Interest subscribed			30,226,981
Dividends, interest and securities lending income receivable			21,930,209
Receivable for investment securities sold			7,659,254
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			68,785
			1,296,899,556
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)			817,425
Cash overdraft due to Custodian			1,545,679
Liability for securities on loan—Note 1(c)			69,718,537
Payable for investment securities purchased			21,297,521
Payable for shares of Beneficial Interest redeemed			2,539,063
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			5,490
			95,923,715
Net Assets ($)			1,200,975,841
Composition of Net Assets ($):
Paid-in capital			1,285,157,030
Accumulated distributions in excess of investment income—net			(1,089,903)
Accumulated net realized gain (loss) on investments			(115,635,835)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			32,544,549
Net Assets ($)			1,200,975,841

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	358,895,719	122,826,456	719,253,666
Shares Outstanding	56,105,977	19,196,598	112,352,144
Net Asset Value Per Share ($)	6.40	6.40	6.40

See notes to financial statements.

The Fund	25

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	43,046,152
Income from securities lending—Note 1(c)	299,911
Dividends;
Unaffiliated issuers	175,248
Affiliated issuers	35,269
Total Income	43,556,580
Expenses:
Management fee—Note 3(a)	4,050,179
Distribution and service fees—Note 3(b)	1,061,786
Trustees’ fees—Note 3(a,d)	38,205
Loan commitment fees—Note 2	3,847
Total Expenses	5,154,017
Less—Trustees’ fees reimbursed by the Manager—Note 3(a)	(38,205)
Net Expenses	5,115,812
Investment Income—Net	38,440,768
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(13,687,995)
Net realized gain (loss) on forward foreign currency exchange contracts	830,857
Net Realized Gain (Loss)	(12,857,138)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	44,986,280
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(12,593)
Net Unrealized Appreciation (Depreciation)	44,973,687
Net Realized and Unrealized Gain (Loss) on Investments	32,116,549
Net Increase in Net Assets Resulting from Operations	70,557,317

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)[a]	December 31, 2011
Operations ($):
Investment income—net	38,440,768	78,174,534
Net realized gain (loss) on investments	(12,857,138)	7,818,566
Net unrealized appreciation
(depreciation) on investments	44,973,687	(68,339,253)
Net Increase (Decrease) in Net Assets
Resulting from Operations	70,557,317	17,653,847
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(12,319,299)	(27,635,290)
Class B Shares	(29,726)	(409,291)
Class C Shares	(3,733,190)	(8,787,269)
Class I Shares	(23,942,281)	(43,654,301)
Total Dividends	(40,024,496)	(80,486,151)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	119,172,277	136,806,926
Class B Shares	652	135,638
Class C Shares	9,028,691	19,892,056
Class I Shares	253,972,175	303,522,777
Dividends reinvested:
Class A Shares	9,926,003	22,549,790
Class B Shares	19,736	307,000
Class C Shares	2,231,366	5,112,982
Class I Shares	9,056,344	17,568,875
Cost of shares redeemed:
Class A Shares	(119,350,713)	(145,107,966)
Class B Shares	(2,713,460)	(7,643,267)
Class C Shares	(10,679,871)	(26,533,193)
Class I Shares	(137,119,168)	(255,548,488)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	133,544,032	71,063,130
Total Increase (Decrease) in Net Assets	164,076,853	8,230,826
Net Assets ($):
Beginning of Period	1,036,898,988	1,028,668,162
End of Period	1,200,975,841	1,036,898,988
Undistributed (distributions in excess of)
investment income—net	(1,089,903)	493,825

The Fund	27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)[a]	December 31, 2011
Capital Share Transactions:
Class Ab
Shares sold	18,755,281	21,019,936
Shares issued for dividends reinvested	1,550,778	3,465,683
Shares redeemed	(18,754,283)	(22,322,755)
Net Increase (Decrease) in Shares Outstanding	1,551,776	2,162,864
Class Bb
Shares sold	102	20,551
Shares issued for dividends reinvested	3,078	46,596
Shares redeemed	(422,169)	(1,159,478)
Net Increase (Decrease) in Shares Outstanding	(418,989)	(1,092,331)
Class C
Shares sold	1,414,528	3,065,892
Shares issued for dividends reinvested	348,722	786,919
Shares redeemed	(1,674,322)	(4,113,629)
Net Increase (Decrease) in Shares Outstanding	88,928	(260,818)
Class I
Shares sold	39,713,835	47,556,680
Shares issued for dividends reinvested	1,413,750	2,691,602
Shares redeemed	(21,570,599)	(39,608,483)
Net Increase (Decrease) in Shares Outstanding	19,556,986	10,639,799

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended June 30, 2012, 159,411 Class B shares representing $1,025,594 were automatically converted to 159,411 Class A shares and during the period ended December 31, 2011, 367,643 Class B shares representing $2,440,186 were automatically converted to 361,726 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	6.21	6.62	6.48	5.06	6.92	7.33
Investment Operations:
Investment income—net[a]	.21	.49	.59	.54	.50	.49
Net realized and unrealized
gain (loss) on investments	.20	(.40)	.17	1.43	(1.82)	(.37)
Total from Investment Operations	.41	.09	.76	1.97	(1.32)	.12
Distributions:
Dividends from
investment income—net	(.22)	(.50)	(.62)	(.55)	(.54)	(.53)
Net asset value, end of period	6.40	6.21	6.62	6.48	5.06	6.92
Total Return (%)[b]	6.61[c]	1.33	12.50	40.43	(20.17)	2.03
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[d]	.96	.96	.96	.96	.96
Ratio of net expenses
to average net assets	.95[d]	.95	.95	.95	.95	.95
Ratio of net investment income
to average net assets	6.58[d]	7.50	9.05	8.86	7.89	6.78
Portfolio Turnover Rate	30.47[c]	75.87	70.07	77.94	48.85	50.65
Net Assets, end of period
($ x 1,000)	358,896	338,800	346,594	360,921	119,560	169,453

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2012			Year Ended December 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	6.21	6.62	6.48	5.06	6.93	7.34
Investment Operations:
Investment income—net[a]	.19	.44	.54	.50	.45	.43
Net realized and unrealized
gain (loss) on investments	.19	(.40)	.18	1.42	(1.83)	(.36)
Total from Investment Operations	.38	.04	.72	1.92	(1.38)	.07
Distributions:
Dividends from
investment income—net	(.19)	(.45)	(.58)	(.50)	(.49)	(.48)
Net asset value, end of period	6.40	6.21	6.62	6.48	5.06	6.93
Total Return (%)[b]	6.23[c]	.58	11.66	39.41	(20.89)	1.28
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70[d]	1.71	1.71	1.71	1.71	1.71
Ratio of net expenses
to average net assets	1.70[d]	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income
to average net assets	5.84[d]	6.76	8.31	8.15	7.12	6.02
Portfolio Turnover Rate	30.47[c]	75.87	70.07	77.94	48.85	50.65
Net Assets, end of period
($ x 1,000)	122,826	118,706	128,173	125,724	34,374	53,294

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	6.22	6.62	6.49	5.06	6.92	7.33
Investment Operations:
Investment income—net[b]	.22	.50	.60	.54	.51	.52
Net realized and unrealized
gain (loss) on investments	.19	(.38)	.17	1.45	(1.82)	(.38)
Total from Investment Operations	.41	.12	.17	1.99	(1.31)	.14
Distributions:
Dividends from
investment income—net	(.23)	(.52)	(.64)	(.56)	(.55)	(.55)
Net asset value, end of period	6.40	6.22	6.62	6.49	5.06	6.92
Total Return (%)	6.57[c]	1.74	12.59	40.99	(20.06)	2.29
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70[d]	.71	.71	.71	.72	.71
Ratio of net expenses
to average net assets	.70[d]	.70	.70	.70	.69	.70
Ratio of net investment income
to average net assets	6.82[d]	7.73	9.26	9.20	9.43	7.01
Portfolio Turnover Rate	30.47[c]	75.87	70.07	77.94	48.85	50.65
Net Assets, end of period
($ x 1,000)	719,254	576,790	543,899	400,170	183,546	17,368

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus HighYield Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Class B shares were subject to a CDSC imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years.The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net asset.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Trust’s Board of Trustees.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	1,081,243,127	—	1,081,243,127
Equity Securities—
Domestic†	95,085	4,149,876	—	4,244,961
Mutual Funds	151,400,471	—	—	151,400,471
U.S. Treasury	—	69,996	—	69,996
Warrants†	4,988	—	—	4,988
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	68,785	—	68,785
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(5,490)	—	(5,490)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

For the period ended June 30, 2012, there were no transfers of securities or forward contracts between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2012,The Bank of New York Mellon earned $161,491 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2011 ($)	Purchases ($)	Sales ($)	6/30/2012 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	42,531,755	326,396,974	287,246,796	81,681,933	6.8
Dreyfus
Institutional
Cash
Advantage
Fund	95,781,799	157,373,294	183,436,556	69,718,537	5.8
Total	138,313,554	483,770,268	470,683,352	151,400,470	12.6

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic condi-

tions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $98,610,029 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011. If not applied, $1,917,623 of the carryover expires in fiscal year 2012, $11,766,163 expires in fiscal year 2013, $2,406,483 expires in fiscal year 2014, $16,497,195 expires in fiscal year 2015, $42,229,566 expires in fiscal year 2016 and $23,792,999 expires in fiscal year 2017. Based on certain provisions in the Code, various limitations regarding the future utilization of these carry forwards, brought forward as a result of the fund’s merger with the following funds apply: BNY Hamilton High Yield Fund and Dreyfus High Income Fund. It is possible that the fund will not be able to utilize most of its capital loss carryover prior to its expiration date.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $80,486,151. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest expense, commitment fees on borrowings, Rule 12b-1 distribution plan fees and expenses, service plan fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended June 30, 2012, fees reimbursed by the Manager amounted to $38,205.

During the period ended June 30, 2012, the Distributor retained $7,952 from commissions earned on sales of the fund’s Class A shares and $415 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under separate Distribution Plans (the “Plans”) adopted pursuant to Rule 12b-1 under the Act, Class A shares pay annually up to .25% of the value of the average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B shares paid and Class C shares pay the Distributor for distributing their shares at an aggregate annual rate of .50% and .75% of the value of the average daily net assets of Class B and Class C shares, respectively. Class B and Class C shares are also subject to a Service Plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class B shares paid and Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. During the period ended June 30, 2012, Class A, Class B and Class C shares were charged $448,804, $2,273 and $457,179, respectively, pursuant to their respective Plans. During the period ended June 30, 2012, Class B and Class C shares were charged $1,137 and $152,393, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $651,839, Plans fees $140,688 and Service Plan fees $24,898.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2012, amounted to $405,761,995 and $327,845,918, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2012:

Forward Foreign
Currency	Foreign			Unrealized
Exchange	Currency			Appreciation
Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchase:
Euro,
Expiring
7/27/2012 [a]	1,110,000	1,410,510	1,405,020	(5,490)
Sales:		Proceeds ($)
British Pound,
Expiring
7/27/2012 [b]	1,560,000	2,455,487	2,443,045	12,442
Euro,
Expiring:
7/27/2012 [c]	3,180,000	4,040,762	4,025,194	15,568
7/27/2012 [d]	1,460,000	1,855,222	1,848,046	7,176
7/27/2012 [e]	6,170,000	7,843,489	7,809,890	33,599
Gross Unrealized
Appreciation				68,785
Gross Unrealized
Depreciation				(5,490)

Counterparties:

a	UBS
b	Goldman Sachs
c	Deutche Bank
d	Credit Suisse First Boston
e	Commonwealth Bank of Australia

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2012:

Average Market Value ($)
Forward Contracts	24,096,730

At June 30, 2012, the accumulated net unrealized appreciation on investments was $32,485,654, consisting of $43,462,003 gross unrealized appreciation and $10,976,349 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Management and Administration Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus representatives noted that the fund was a closed-end fund without daily inflows and outflows of capital and provided the fund’s asset size. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to intermediaries and shareholders.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance, on a net asset value basis, was variously above and below the Performance Group and Performance Universe medians.The Board also noted that the fund’s total return performance, on a market price basis, was above the Performance Group and Performance Universe medians for the various periods and was ranked first in the Performance Group and in the Performance Universe for most periods. The Board noted that the fund’s yield performance, on both a net asset value and a market price basis, was variously above, at and below the Performance Group and Performance Universe medians for the one-year periods ended December 31st from 2002 to 2011. Dreyfus also provided a comparison of the fund’s calendar year total returns, based on net asset value, to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median. The Board noted that Dreyfus was waiving a portion of its management fee, until March 31, 2012, in the amount of 0.15% of the value of the fund’s average weekly total assets (minus the sum of accrued liabilities, other than the aggregate indebtedness constituting financial leverage) (“Managed Assets”).The Board noted that, taking into account the fee waiver in place, the fund’s actual management fee was below the Expense Group medians and above the Expense Universe medians (based on both net assets and Managed Assets).They also noted that the fund’s total expense ratio, which was provided by Lipper and included investment-related expenses such as costs associated with the fund’s leverage, was below the Expense Group medians and above the Expense Universe medians (based on both net assets and Managed Assets). Dreyfus representatives and the Board agreed that the waiver would be extended until September 30, 2012.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting that the fund is a closed-end fund.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Fund	47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services. It was noted that a discussion of economies of scale is predicated on increasing assets and that because the fund is a closed-end fund without daily inflows and outflows of capital, there were not at this time significant economies of scale to be realized by Dreyfus in managing the fund’s assets. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, any changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	49

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	August 20, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)